Statement of Financial Position - Parenthetical - $ / shares	Feb. 28, 2017	Aug. 31, 2016	Aug. 31, 2015
Balance Sheets
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000	650,000,000
Common Stock, Shares Issued	323,874,632	273,433,664	148,173,100
Common Stock, Shares Outstanding	323,874,632	273,433,664	148,173,100